COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS COMMITMENTS (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
2015				$ 31
2016	146			13
2017	137			2
2018	110			2
2019	108			2
Thereafter	1,024			47
Total	1,685			97
2015	160
Duration of contract obligation in year	20 years
Rent expense	3	2	2
Fuel, Including Transportation
Unrecorded Unconditional Purchase Obligation [Line Items]
2015				1
2016	78			2
2017	76			2
2018	49			2
2019	49			2
Thereafter	285			47
Total	613			56
2015	76
Purchased Power
Unrecorded Unconditional Purchase Obligation [Line Items]
2015				30
2016	7			11
2017	0			0
2018	0			0
2019	0			0
Thereafter	0			0
Total	29			41
2015	22
Transmission Facilities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	6
2017	6
2018	6
2019	4
Thereafter	16
Total	44
2015	6
Renewable Power Purchase Agreements [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	45
2017	45
2018	45
2019	44
Thereafter	565
Total	789
2015	45
Percentage of purchase power obligations	100.00%
RES Performance Based Incentives Minimum Commitment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	8
2017	8
2018	8
2019	8
Thereafter	76
Total	116
2015	8
Land Easements and Rights-of-Way [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	1
2017	1
2018	1
2019	2
Thereafter	77
Total	84
2015	2
Operating Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	1
2017	1
2018	1
2019	1
Thereafter	5
Total	10
2015	$ 1